Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Fast Radius [Member] - USD ($)				12 Months Ended
	Sep. 01, 2022	Mar. 01, 2022	Feb. 04, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Related party transaction, amounts of transaction				$ 9,400,000
Percentage of restricted stock units award outstanding				5.00%
Number of options vested			25,306
Business combination, consideration transferred			$ 750,000,000.0
Founders and Employees [Member]
Subsequent Event [Line Items]
Amount of transaction bonuses allotted			3,600,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Equity instruments other than options, vested			803,227
SVB Loan [Member]
Subsequent Event [Line Items]
Debt instrument principal amount			$ 20,000,000.0
Debt instrument maturity date			Apr. 03, 2023
Debt instrument, payment terms		six interest-only payments
Debt instrument, periodic payment, interest	$ 2,400,000		$ 2,000,000.0
Debt instrument, additional fee amount			2,100,000
Debt instrument, fee amount			$ 800,000
SVB Loan [Member] | Prime Rate [Member]
Subsequent Event [Line Items]
Interest rate				6.00%
Common Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			65,000,000
Common Stock [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted			989,539
Common Stock [Member] | Redeemable Convertible Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			2,034,513
Common Stock [Member] | Warrant [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted			1,267,948
Common Stock [Member] | Warrant [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			1,089,378